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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: ________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Technology Crossover Management IV, L.L.C.
Address: c/o Technology Crossover Ventures
         528 Ramona Street
         Palo Alto, CA 94301

Form 13F File Number: 28-10060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Carla S. Newell
Title: Attorney-in-Fact
Phone: 650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell                    Palo Alto, California   February 13, 2009
------------------------------------   ---------------------   -----------------
[Signature]                                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            4
Form 13F Information Table Value Total:     $301,577
                                          (thousands)

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
                                                                                                                   Voting
                     Title of                 Value     Shares/    Sh/   Put/   Invstmt     Other                Authority
  Name of Issuer       Class      CUSIP     (x$1000)     PrnAmt    Prn   Call   Dscretn   Managers      Sole       Shared    None
------------------   --------   ---------   --------   ---------   ---   ----   -------   --------   ---------   ---------   ----
eLoyalty Corp.       Common     290151109      2,389     922,435   SH           Sole                   922,435           0      0
Netflix, Inc.        Common     64110L106    269,673   9,022,187   SH           Sole                 9,022,187           0      0
Nuance
Communications*      Common     67020Y100      1,745     168,460*  SH           Sole                   168,460*          0      0
Techwell, Inc.       Common      8784D101     27,769   4,272,200   SH           Sole                 4,272,200           0      0
                                            --------
   TOTAL                                    $301,577

*    includes 168,460 shares held in escrow.